Mar. 30, 2020
MainStay Cushing Energy Income Fund
MainStay Cushing Energy Income Fund

MAINSTAY FUNDS TRUST

MainStay Cushing Energy Income Fund

MainStay Cushing Renaissance Advantage Fund

Supplement dated March 30, 2020 (“Supplement”) to the
Summary Prospectuses, Prospectus and Statement of Additional Information,
each dated March 30, 2020

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectuses, Prospectus and Statement of Additional Information.

At a meeting held on December 10-11, 2019, the Board of Trustees of MainStay Funds Trust (the “Trust”) approved Agreements and Plans of Reorganization (each, a “Plan of Reorganization”) with respect to the MainStay Cushing Energy Income Fund and the MainStay Cushing Renaissance Advantage Fund (together, the “Cushing Funds”), which provide for the reorganizations (the “Reorganizations”) of each of the Cushing Funds with and into MainStay CBRE Global Infrastructure Fund, a series of the Trust. Each Plan of Reorganization is subject to approval by shareholders of the corresponding Cushing Fund at a special meeting of shareholders expected to be held on or about May 8, 2020.

The Reorganizations and Shareholder Proxy

A notice of special meeting of shareholders and proxy statement/prospectus seeking shareholder approval for each Plan of Reorganization was mailed in March 2020 to shareholders of record of each of the Cushing Funds on February 21, 2020. The proposed Reorganizations are not contingent on each other.

If each Plan of Reorganization is approved, shareholders of the respective Cushing Fund will receive shares of the same share class of the MainStay CBRE Global Infrastructure Fund having the same aggregate net asset value as the shares of the Cushing Fund they hold on the date of the Reorganizations. The Reorganizations will not affect the value of your account in your Cushing Fund at the time of the Reorganizations. Each Reorganization is expected to be treated as a tax-free reorganization for federal tax purposes. The Cushing Funds will bear the costs related to the preparation, distribution and tabulation of the proxies, as well as the direct costs of repositioning the Cushing Funds in connection with the Reorganizations. New York Life Investment Management LLC and CBRE Clarion Securities LLC, subadvisor of the MainStay CBRE Global Infrastructure Fund, would take steps to minimize the direct and indirect expenses of the Reorganizations that would be incurred by the Cushing Funds.

Cushing Fund shareholders may purchase and redeem shares of each Cushing Fund in the ordinary course until the last business day before the closing of the Reorganizations. Purchase and redemption requests received after that time should be directed to the MainStay CBRE Global Infrastructure Fund in accordance with its Prospectus.

This supplement is not a solicitation of any proxy.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE